Group structure - Summary of direct and indirect interests of company in its subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
XPAC Sponsor LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XPAC Sponsor LLC
Country of incorporation of subsidiary	Cayman
Description of nature of entity's operations and principal activities	Special Purpose Acquisition (SPAC) Sponsor
Percent of group's interest	100.00%	100.00%	100.00%
XProject LTD
Disclosure of subsidiaries [line items]
Name of subsidiary	XProject LTD
Country of incorporation of subsidiary	Cayman
Description of nature of entity's operations and principal activities	Holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Holding International LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Holding International LLC
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	International financial holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Advisory US [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Advisory US
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Investment advisor
Percent of group's interest	100.00%	100.00%	100.00%
XP Holding UK Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Holding UK Ltd
Country of incorporation of subsidiary	UK
Description of nature of entity's operations and principal activities	International financial holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Controle 3 Participações S.A.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Financial holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Investimentos S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investimentos S.A.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Investimentos Corretora de Cambio. Titulos e Valores Mobiliarios S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Broker-dealer
Percent of group's interest	100.00%	100.00%	100.00%
XP Vida e Previdencia S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Vida e Previdência S.A. (iii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Retirement plans and insurance
Percent of group's interest	100.00%	100.00%	100.00%
Banco XP S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Banco XP S.A.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Multipurpose bank
Percent of group's interest	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Digital content services
Percent of group's interest	100.00%	100.00%	100.00%
Tecfinance Informática e Projetos de Sistemas Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Tecfinance Informática e Projetos de Sistemas Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Rendering of IT services
Percent of group's interest	99.70%	99.70%	99.73%
XP Corretora de Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Corretora de Seguros Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Insurance broker
Percent of group's interest	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Gestão de Recursos Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Asset management
Percent of group's interest	95.80%	95.50%	95.60%
XP Finanças Assessoria Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Finanças Assessoria Financeira Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment consulting services
Percent of group's interest	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Infostocks Informações e Sistemas Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Mediation of information systems
Percent of group's interest	100.00%	100.00%	99.99%
XP Advisory Gestão Recursos Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Advisory Gestão Recursos Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Asset management
Percent of group's interest	99.53%	99.53%	99.55%
XP Vista Asset Management Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Vista Asset Management Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Asset management
Percent of group's interest	99.99%	99.99%	99.99%
XP Controle 4 Participações S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Controle 4 Participações S.A.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Insurance holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Investments UK LLP [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investments UK LLP
Country of incorporation of subsidiary	UK
Description of nature of entity's operations and principal activities	Inter-dealer broker and Organized Trading Facility (OTF)
Percent of group's interest	100.00%	100.00%	100.00%
XP Private Holding UK Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Private Holding UK Ltd
Country of incorporation of subsidiary	UK
Description of nature of entity's operations and principal activities	Investment Advisor
Percent of group's interest	100.00%	100.00%	100.00%
XP Investments US, LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investments US, LLC
Country of incorporation of subsidiary	US
Description of nature of entity's operations and principal activities	Broker-dealer
Percent of group's interest	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP PE Gestão de Recursos Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Asset management
Percent of group's interest	97.90%	98.10%	98.70%
XP Allocation Asset Management Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Allocation Asset Management Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Asset management
Percent of group's interest	99.97%	99.97%	99.99%
DM10 Corretora de Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	DM10 Corretora de Seguros Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Insurance broker
Percent of group's interest	0.00%	100.00%	100.00%
XP Comercializadora de Energia Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Comercializadora de Energia Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Energy trading
Percent of group's interest	100.00%	100.00%	100.00%
XP Distribuidora de Titulos e Valores Mobiliários [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Distribuidora de Títulos e Valores Mobiliários
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Securities dealer
Percent of group's interest	100.00%	100.00%	100.00%
Instituto de Gestao a Tecnologia de Informacao Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	Instituto de Gestão e Tecnologia da Informação Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Educational content services
Percent of group's interest	100.00%	100.00%	100.00%
Xtage Intermediação S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Xtage Intermediação S.A.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Digital assets
Percent of group's interest	100.00%	100.00%	100.00%
XP Administradora de Benefícios Ltda
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Administradora de Benefícios Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Individual health plan intermediation
Percent of group's interest	100.00%	100.00%	100.00%
XP Corretora de Seguros Riscos [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Corretora de Seguros Riscos
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Retirement plans and insurance
Percent of group's interest	100.00%	100.00%	100.00%
Modal Assessoria Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modal Assessoria Financeira Ltda. (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment consulting services
Percent of group's interest	100.00%	100.00%	0.00%
Modal Distribuidora de Títulos e Valores Mobiliários Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modal Distribuidora de Títulos e Valores Mobiliários Ltda. (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Securities dealer
Percent of group's interest	100.00%	100.00%	0.00%
Modalmais Treinamento e Desenvolvimento Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modalmais Treinamento e Desenvolvimento Ltda. (ii) (v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Professional training services
Percent of group's interest	0.00%	100.00%	0.00%
XP Holding Participações [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Holding Participações (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Insurance broker
Percent of group's interest	100.00%	100.00%	0.00%
Eleven Serviços de Consultoria e Análise S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eleven Serviços de Consultoria e Análise S.A. (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment consulting services
Percent of group's interest	100.00%	100.00%	0.00%
Banking and Trading Desenvolvimento de Sistemas Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Banking and Trading Desenvolvimento de Sistemas Ltda. (“Carteira Global”) (ii) (v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Softwares development services
Percent of group's interest	0.00%	100.00%	0.00%
Refinaria de Dados Análise de Dados Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Refinaria de Dados – Análise de Dados Ltda. (ii)(v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Digital content services
Percent of group's interest	0.00%	100.00%	0.00%
Hum Bilhão Educação Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hum Bilhão Educação Financeira Ltda. (ii)(v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Digital content services
Percent of group's interest	0.00%	100.00%	0.00%
Vaivoa Educação Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Vaivoa Educação Financeira Ltda. (ii)(v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Digital content services
Percent of group's interest	0.00%	100.00%	0.00%
Modal As a Service S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modal As a Service S.A. (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Financial services
Percent of group's interest	0.00%	100.00%	0.00%
Galapos Consultoria e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Galapos Consultoria e Participações Ltda. (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Consulting services
Percent of group's interest	100.00%	100.00%	0.00%
W2D Tecnologia e Soluções Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	W2D Tecnologia e Soluções Ltda. (ii)(v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Rendering of IT services
Percent of group's interest	0.00%	100.00%	0.00%
XP Controle 5 Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Controle 5 Participações Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Holding
Percent of group's interest	100.00%	100.00%	96.00%
XP Sports Asset Management Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Sports Asset Management Ltda. (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Asset management
Percent of group's interest	100.00%	100.00%	0.00%
Carteira Online Controle de Investimentos Ltda. - ME
Disclosure of subsidiaries [line items]
Name of subsidiary	Carteira Online Controle de Investimentos Ltda. – ME (ii)(v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment consolidation platform
Percent of group's interest	0.00%	0.00%	100.00%
Habitat Capital Partners
Disclosure of subsidiaries [line items]
Name of subsidiary	Habitat Capital Partners
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Asset management
Percent of group's interest	0.00%	0.00%	99.99%
Aetos Energia Fundo de Investimento em Direitos Creditórios [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aetos Energia Fundo de Investimento em Direitos Creditórios
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Araca Fim Cred Priv [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Araca Fim Cred Priv (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Aurea Extrema Logística Fundo de Investimento Imobiliário [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aurea Extrema Logística Fundo de Investimento Imobiliário (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Correspondente Banqueiro Consignados INSS Fundo de Investimento em Direitos Creditórios – Resp Ltda [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Correspondente Banqueiro Consignados INSS Fundo de Investimento em Direitos Creditórios – Resp Ltda (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Cactos Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cactos Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Consignado Público XP Fundo de Investimento em Direitos Creditórios [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Consignado Público XP Fundo de Investimento em Direitos Creditórios
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Credit Restructuring Fundo de Investimento em Direitos Creditórios [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Credit Restructuring Fundo de Investimento em Direitos Creditórios (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Credit Restructuring II Fundo de Investimento em Direitos Creditórios Responsabilidade Limitada [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Credit Restructuring II Fundo de Investimento em Direitos Creditórios Responsabilidade Limitada (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Fundo de Investimento em Cotas Multimercado Solar [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Fundo de Investimento em Cotas Multimercado Solar (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Fundo de Investimento em Participações Novo Hotel Botafogo Empresas Emergentes (iv) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Fundo de Investimento em Participações Novo Hotel Botafogo Empresas Emergentes (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Gladius Fundo de Investimento Multimercado Investimento no Exterior
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
SMF Fundo de Investimento Multimercado Crédito Privado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	SMF Fundo de Investimento Multimercado Crédito Privado
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Makhaira Fundo de Investimento Multimercado Crédito Privado Longo Prazo [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Makhaira Fundo de Investimento Multimercado Crédito Privado Longo Prazo (iv)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP High Yield Fund SP [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP High Yield Fund SP
Country of incorporation of subsidiary	Cayman
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	0.00%	100.00%	100.00%
XP International Fund SPC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP International Fund SPC - XP Multistrategy Fund SP
Country of incorporation of subsidiary	Cayman
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP Managers Fundo de Investimento em Participações Multiestratégia [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Managers Fundo de Investimento em Participações Multiestratégia
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC.
Country of incorporation of subsidiary	Cayman
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Newave Fundo de Investimento em Participações Multiestratégia [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Newave Fundo de Investimento em Participações Multiestratégia (v)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	0.00%	0.00%	100.00%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP Phalanx CT Fund
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Phalanx CT Fund
Country of incorporation of subsidiary	Cayman
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
MM Macadâmia FIM CP IE [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	MM Macadâmia FIM CP IE (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
MM Hedge Icon [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	MM Hedge Icon (ii)
Country of incorporation of subsidiary	Nassau
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	99.37%	99.37%	0.00%
Fundo de Investimento Imobiliário Desenvolvimento 1 Modalmais [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Fundo de Investimento Imobiliário Desenvolvimento 1 Modalmais
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Fundo de Investimento em Participações Chardonnay Capital Semente [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Fundo de Investimento em Participações Chardonnay Capital Semente
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
KSM Realty - Fundo de Investimento em Participações Multiestratégia [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KSM Realty - Fundo de Investimento em Participações Multiestratégia
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Suécia I Fundo de Investimento Multimercado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suécia I Fundo de Investimento Multimercado (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Suécia II Fundo de Investimento Multimercado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suécia II Fundo de Investimento Multimercado (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Antecipa S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Antecipa S.A.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Receivables financing market
Percent of group's interest	25.00%	100.00%	100.00%
XP Eventos Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Eventos Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Media and events
Percent of group's interest	100.00%	100.00%	100.00%
XPAC Acquisition Corp.
Disclosure of subsidiaries [line items]
Name of subsidiary	XPAC Acquisition Corp. (vi)
Country of incorporation of subsidiary	Cayman
Description of nature of entity's operations and principal activities	Special Purpose Acquisition (SPAC)
Percent of group's interest	0.00%	0.00%	20.00%
XP Representação Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Representação Seguros Ltda.
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Insurance broker
Percent of group's interest	100.00%	100.00%	0.00%
Banco Modal S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	Banco Modal S.A. (ii)
Country of incorporation of subsidiary	Brazil
Description of nature of entity's operations and principal activities	Multipurpose bank
Percent of group's interest	100.00%	100.00%	0.00%